Condensed Interim Consolidated Statements of Loss	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Revenues
Oil and gas sales	$ 156,716	$ 258,757	$ 541,459	$ 577,244	$ 815,391	$ 46,703
Royalty income	303	17,965	18,140	47,813	63,068	37,922
Total revenues	157,019	276,722	559,599	625,057	878,459	84,625
Operating expenses
Production					829,194	59,671
Lease operating expense	235,511	135,467	762,668	332,346
General and administrative	788,659	1,053,070	3,014,307	2,067,042	2,796,395	496,381
Depletion and depreciation	37,286	73,093	120,459	161,988	105,503	60,479
Accretion on asset retirement obligations	7,994	8,238	23,982	24,714	55,030	19,907
Foreign exchange gain (loss)	3,310	(22,337)	7,690	(13,723)	(7,429)	24,301
Forfeiture of reclamation deposit						50,165
Loss on disposal of property and equipment						613,457
Total operating expenses	(1,072,760)	(1,247,531)	(3,929,106)	(2,572,367)	(3,778,693)	(1,324,361)
Loss from operations	(915,741)	(970,809)	(3,369,507)	(1,947,310)	(2,900,234)	(1,239,736)
Other income (expense)
Interest income	108		108	2	5,895
Other income	6,000	4,000	18,000	16,000	24,000
Forgiveness of loan payable		7,900		7,900	7,800
Finance expense	(1,026)	(2,598)	(2,208)	(27,246)	(30,586)	(13,506)
Gain on settlement of warrant liability	(930)		(930)
Change in fair value of warrant liability	136	72,838	22,570	152,869	178,509
Total other income	6,148	82,140	39,400	149,525	185,618	(13,506)
Net loss and comprehensive loss	(909,593)	(888,669)	(3,330,107)	(1,797,785)	(2,714,616)	(1,253,242)
Deemed dividend arising from warrant modification	(543,234)		(543,234)
Net loss attributable to common stockholders	$ (1,452,827)	$ (888,669)	$ (3,873,341)	$ (1,797,785)
Other comprehensive income
Foreign currency translation adjustment						142,889
Comprehensive loss					$ (2,714,616)	$ (1,110,353)
Loss per common share, diluted | $ / shares	$ (2.96)	$ (1.84)	$ (7.97)	$ (5.09)	$ (7.04)	$ (7.38)
Gain on settlement of warrant liability	$ 930		$ 930
Loss per common share, basic | $ / shares	$ (2.96)	$ (1.84)	$ (7.97)	$ (5.09)
Weighted average number of common shares outstanding, basic | shares	491,037	483,150	485,779	352,934
Weighted average number of common shares outstanding, diluted | shares	491,037	483,150	485,779	352,934